SEGMENT INFORMATION (Schedule of Revenues from Principal Product of Imports Segments) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
Disclosure of operating segments [line items]
Revenue | ₪			₪ 338,245	₪ 311,978	₪ 294,202
US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $	[1]	$ 90,247
Canned Vegetables and Pickles [Member]
Disclosure of operating segments [line items]
Revenue | ₪			57,333	53,839	59,028
Canned Vegetables and Pickles [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $		15,297
Dairy and Dairy Substitute Products [Member]
Disclosure of operating segments [line items]
Revenue | ₪			116,083	102,372	87,803
Dairy and Dairy Substitute Products [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $		30,972
Canned Fish [Member]
Disclosure of operating segments [line items]
Revenue | ₪			52,573	50,579	45,073
Canned Fish [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $		14,027
Cereals, rice and pastas [Member]
Disclosure of operating segments [line items]
Revenue | ₪			47,064	41,218	38,843
Cereals, rice and pastas [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $		12,557
Other [Member]
Disclosure of operating segments [line items]
Revenue | ₪			₪ 65,192	₪ 63,970	₪ 63,455
Other [Member] | US Dollars [Member]
Disclosure of operating segments [line items]
Revenue | $		$ 17,394

[1]	Convenience Translation into US Dollars.